                   OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
                   Supplement dated February 2, 2004 to the
                       Prospectus dated August 22, 2003

The prospectus is changed as follows:

1.    The  prospectus  supplement  dated  September  30,  2003 is deleted  and replaced by this supplement.

2.    The  section  titled  "Portfolio  Managers"  on page 12 is  deleted  and replaced with the following:

      Portfolio  Managers.  The  portfolio  managers of the Fund are  Nikolaos
      Monoyios and Mark  Zavanelli.  Effective  October 2003 Mr. Monoyios is a
      Vice  President of the Manager and an officer and  portfolio  manager of other  Oppenheimer  funds.  Prior to joining  the  Manager in 1998,  Mr.
      Monoyios  was a portfolio  manager at Guardian  Investor  Services,  the
      investment   management   subsidiary  of  The  Guardian  Life  Insurance
      Company.  Mr.  Zavanelli  is a Vice  President  of the  Fund  and of the
      Manager  and an  officer  and  portfolio  Manager  of other  Oppenheimer funds.  Before  joining  the Manager in April 1998,  Mr.  Zavanelli  was
      President  of Waterside  Capital  Management,  a  registered  investment advisor (from August 1995),  and a financial  research analyst for Elder
      Research (from June 1997).

3.    The third paragraph under the section  captioned  "WHICH CLASS OF SHARES
      SHOULD YOU  CHOOSE?  -  Investing  for the  Shorter  Term" on page 17 is deleted and replaced with the following:

         And for non-retirement  plan investors who invest $1 million or more, in most cases  Class A shares will be the most  advantageous  choice, no matter how long you intend to hold your  shares.  For that reason, the Distributor  normally will not accept purchase orders of $250,000 or more of Class B  shares  or $1  million  or more of Class C shares from a single investor.

February 2, 2004                                            PS0847.021